UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06624

Nuveen New York Select Tax-Free Income Portfolio
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         12/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen New York Select Tax-Free Income Portfolio (NXN)
	December 31, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 101.8%

	MUNICIPAL BONDS – 101.8%

	Consumer Staples – 2.7%
$ 435	Erie County Tobacco Asset Securitization Corporation, New York, Tobacco Settlement	6/17 at 100.00	BB	$ 434,130
	Asset-Backed Bonds, Series 2005A, 5.000%, 6/01/38
150	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B–	146,640
	Refunding Series 2006A-2, 5.250%, 6/01/26
275	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B–	248,699
	Series 2006A-3, 5.000%, 6/01/35
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
140	4.750%, 6/01/22	6/17 at 100.00	BBB–	140,069
540	5.000%, 6/01/26	6/17 at 100.00	BB–	538,612
1,540	Total Consumer Staples			1,508,150
	Education and Civic Organizations – 26.6%
100	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series	7/17 at 100.00	BBB	101,229
	2007A, 5.000%, 7/01/31
165	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	4/17 at 100.00	B	135,881
	Schools, Series 2007A, 5.000%, 4/01/37
280	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds,	12/20 at 100.00	B	279,664
	Enterprise Charter School Project, Series 2011A, 7.500%, 12/01/40
	Build New York City Resource Corporation, New York, Revenue Bonds, South Bronx Charter School
	for International Cultures and the Arts Project, Series 2013A:
75	5.000%, 4/15/33	4/23 at 100.00	BB+	73,602
110	5.000%, 4/15/43	4/23 at 100.00	BB+	103,556
430	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series	7/17 at 100.00	AA	436,966
	2007A, 5.000%, 7/01/41 – RAAI Insured
150	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University,	7/23 at 100.00	A–	163,896
	Series 2013A, 5.000%, 7/01/44
1,000	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of	No Opt. Call	AA–	1,152,150
	Technology, Series 2007, 5.250%, 7/01/34 – FGIC Insured
	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory
	Facilities, Series 2015A:
20	5.000%, 7/01/31	No Opt. Call	Aa3	23,161
25	5.000%, 7/01/33	No Opt. Call	Aa3	28,708
1,000	5.000%, 7/01/34	7/25 at 100.00	Aa3	1,142,670
405	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A,	7/17 at 100.00	AA–	411,561
	5.000%, 7/01/37 – NPFG Insured
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Columbia University, Series	4/21 at 100.00	AAA	1,112,950
	2011A, 5.000%, 10/01/41
605	Dormitory Authority of the State of New York, Revenue Bonds, Icahn School of Medicine at Mount	7/25 at 100.00	A–	661,005
	Sinai, Refunding Series 2015A, 5.000%, 7/01/40
290	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	No Opt. Call	AA–	331,841
	2015A, 5.000%, 7/01/35
1,185	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	7/26 at 100.00	AA–	1,339,915
	2016A, 5.000%, 7/01/39
1,800	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell	7/20 at 100.00	Aa1	1,966,805
	University, Series 2010A, 5.000%, 7/01/40
120	Dormitory Authority of the State of New York, Revenue Bonds, Saint Joseph’s College, Series	7/20 at 100.00	Ba1	126,866
	2010, 5.250%, 7/01/35
250	Dormitory Authority of the State of New York, Revenue Bonds, Vaughn College of Aeronautics &	12/26 at 100.00	BB–	249,688
	Technology, Series 2016A, 5.500%, 12/01/36
40	Glen Cove Local Economic Assistance Corporation, New York, Revenue Bonds, Garvies Point Public	1/34 at 100.00	N/R	27,403
	Improvement Project, Capital Appreciation Series 2016C, 0.000%, 1/01/55 (4)
110	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Adelphi University	9/23 at 100.00	A–	120,144
	Project, Series 2013, 5.000%, 9/01/38
2,000	Monroe County Industrial Development Corporation, New York, Revenue Bonds, University of	7/21 at 100.00	AA–	2,199,619
	Rochester Project, Series 2011B, 5.000%, 7/01/41
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball
	Stadium Project, Series 2006:
500	5.000%, 1/01/31 – AMBAC Insured	1/17 at 100.00	BBB	501,010
430	4.750%, 1/01/42 – AMBAC Insured	1/17 at 100.00	BBB	430,267
300	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium	3/17 at 100.00	AA–	300,753
	Project, Series 2006, 4.750%, 3/01/46 – NPFG Insured
1,005	New York City Trust for Cultural Resources, New York, Revenue Bonds, Wildlife Conservation	No Opt. Call	AA–	1,162,624
	Society, Series 2014A, 5.000%, 8/01/32
13,395	Total Education and Civic Organizations			14,583,934
	Financials – 1.0%
450	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue,	No Opt. Call	A	540,293
	Series 2005, 5.250%, 10/01/35
	Health Care – 2.1%
100	Dormitory Authority of the State of New York, Highland Hospital of Rochester Revenue Bonds,	7/20 at 100.00	A	108,316
	Series 2010, 5.200%, 7/01/32
	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group
	Revenue Bonds, Series 2008:
160	6.500%, 12/01/21	12/18 at 100.00	Ba1	170,099
210	6.125%, 12/01/29	12/18 at 100.00	Ba1	220,492
405	6.250%, 12/01/37	12/18 at 100.00	Ba1	425,396
240	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital,	1/17 at 100.00	BB–	240,394
	Series 2001B, 7.125%, 7/01/31
1,115	Total Health Care			1,164,697
	Housing/Multifamily – 0.5%
275	New York State Housing Finance Agency, Affordable Housing Revenue, Series 2007A, 5.250%,	11/17 at 100.00	Aa2	277,263
	11/01/38 (Alternative Minimum Tax)
	Industrials – 3.8%
160	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds, Pratt	1/25 at 100.00	N/R	168,190
	Paper NY, Inc. Project, Series 2014, 5.000%, 1/01/35 (Alternative Minimum Tax)
1,865	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	1,932,046
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44
2,025	Total Industrials			2,100,236
	Long-Term Care – 0.4%
100	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens	5/17 at 100.00	Baa1	92,640
	Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31
25	Suffolk County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	1/17 at 100.00	N/R	21,392
	Needs Facilities Pooled Program, Series 2008-B1, 5.500%, 7/01/18
110	Yonkers Industrial Development Agency, New York, Civic Facilities Revenue Bonds, Special Needs	1/17 at 100.00	N/R	108,995
	Facilities Pooled Program Bonds, Series 2008-C1, 5.500%, 7/01/18
235	Total Long-Term Care			223,027
	Tax Obligation/General – 2.3%
515	New York City, New York, General Obligation Bonds, Fiscal 2008 Series D-1, 5.125%, 12/01/25	12/17 at 100.00	AA	533,761
80	New York City, New York, General Obligation Bonds, Fiscal 2017 Series B-1, 5.000%, 12/01/41	12/26 at 100.00	AA	91,569
600	Yonkers, New York, General Obligation Bonds, Refunding Series 2011A, 5.000%, 10/01/24 –	10/21 at 100.00	AA	668,082
	AGM Insured
1,195	Total Tax Obligation/General			1,293,412
	Tax Obligation/Limited – 26.0%
1,050	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General	No Opt. Call	AAA	1,186,290
	Purpose Series 2012D, 5.000%, 2/15/37
1,000	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2015B.	9/25 at 100.00	AAA	1,154,720
	Group A,B&C, 5.000%, 3/15/35
1,375	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D, 5.000%, 11/15/29	No Opt. Call	A	1,503,274
2,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	2,261,479
	2011A, 5.750%, 2/15/47
1,500	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%, 2/15/47	2/17 at 100.00	A	1,505,115
600	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/17 at 100.00	AA	601,950
	Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured
1,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	7/25 at 100.00	AA	1,134,390
	Series 2015S-2, 5.000%, 7/15/40
1,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate	5/23 at 100.00	AAA	1,134,960
	Fiscal 2013 Series I, 5.000%, 5/01/38
450	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate	2/24 at 100.00	AAA	509,513
	Fiscal 2014 Series D-1, 5.000%, 2/01/35
1,000	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds,	2/21 at 100.00	AAA	1,122,390
	Subordinate Series 2011-D1, 5.250%, 2/01/30
535	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds,	5/19 at 100.00	AAA	640,481
	Tender Option Bond Trust 2015-XF0080, 12.303%, 5/01/38 (IF)
570	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2005B, 5.500%,	No Opt. Call	AA	641,234
	4/01/20 – AMBAC Insured (UB) (5)
845	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2012A,	10/22 at 100.00	AA	887,994
	5.000%, 10/01/32 – AGM Insured
12,925	Total Tax Obligation/Limited			14,283,790
	Transportation – 12.4%
1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2014B,	5/24 at 100.00	AA–	1,141,440
	5.250%, 11/15/38
250	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade	11/21 at 100.00	A+	274,785
	Center Project, Series 2011, 5.000%, 11/15/44
930	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds,	8/21 at 100.00	BB	950,432
	American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016,
	5.000%, 8/01/31 (Alternative Minimum Tax)
980	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport	7/24 at 100.00	BBB	1,019,327
	Terminal B Redevelopment Project, Series 2016A, 5.000%, 7/01/46 (Alternative Minimum Tax)
1,500	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	9/24 at 100.00	AA–	1,719,600
	Eighty-Forth Series 2014, 5.000%, 9/01/33
1,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	10/25 at 100.00	AA–	1,145,980
	Ninety-Fourth Series 2015, 5.250%, 10/15/55
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC Project, Eighth Series 2010:
290	6.500%, 12/01/28	6/17 at 100.00	Baa1	295,771
215	6.000%, 12/01/36	6/17 at 100.00	Baa1	243,466
6,165	Total Transportation			6,790,801
	U.S. Guaranteed – 12.8% (6)
1,000	Albany Industrial Development Agency, New York, Revenue Bonds, Saint Peter’s Hospital, Series	11/17 at 100.00	N/R (6)	1,036,790
	2008A, 5.250%, 11/15/32 (Pre-refunded 11/15/17)
1,595	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A,	7/17 at 100.00	AA– (6)	1,627,650
	5.000%, 7/01/37 (Pre-refunded 7/01/17) – NPFG Insured
750	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series	7/20 at 100.00	A– (6)	861,975
	2011A, 6.000%, 7/01/40 (Pre-refunded 7/01/20)
50	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005,	2/17 at 100.00	N/R (6)	50,189
	5.000%, 7/01/35 (Pre-refunded 2/03/17) – ACA Insured
	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida
	Health System, Series 2007A:
100	5.250%, 2/01/27 (Pre-refunded 2/01/17)	2/17 at 100.00	Aaa	100,385
90	5.500%, 2/01/32 (Pre-refunded 2/01/17)	2/17 at 100.00	Aaa	90,366
745	New York City, New York, General Obligation Bonds, Fiscal 2008 Series D-1, 5.125%, 12/01/25	12/17 at 100.00	N/R (6)	773,057
	(Pre-refunded 12/01/17)
775	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds,	12/17 at 100.00	AAA	804,876
	Series 2008A, 5.000%, 12/15/26 (Pre-refunded 12/17/17) (UB)
425	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2007, 5.000%,	10/17 at 100.00	AA+ (6)	438,052
	4/01/27 (Pre-refunded 10/01/17)
1,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, 09-6W,	3/17 at 100.00	AAA	1,026,260
	12.029%, 3/15/37 (Pre-refunded 3/15/17) (IF) (5)
120	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	AA (6)	132,350
	Eighth Series 2008, Tender Option Bond Trust 2015-XF2178, 15.989%, 8/15/32 (Pre-refunded
	8/15/17) – AGM Insured (IF) (5)
65	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York Chiropractic	10/17 at 100.00	N/R (6)	66,971
	College, Series 2007, 5.000%, 10/01/27 (Pre-refunded 10/01/17)
6,715	Total U.S. Guaranteed			7,008,921
	Utilities – 10.2%
550	Chautauqua County Industrial Development Agency, New York, Exempt Facility Revenue Bonds,	2/20 at 100.00	Baa3	576,219
	NRG Dunkirk Power Project, Series 2009, 5.875%, 4/01/42
35	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	36,525
50	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A,	9/24 at 100.00	A–	54,793
	5.000%, 9/01/44
400	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A,	5/21 at 100.00	A–	427,916
	5.000%, 5/01/38
865	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue	No Opt. Call	BB+	871,946
	Refunding Bonds, Covanta Energy Project, Series 2012A, 5.250%, 11/01/42 (Alternative
	Minimum Tax)
1,365	Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2013TE,	12/23 at 100.00	AAA	1,564,795
	5.000%, 12/15/41
1,750	Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2016B,	6/26 at 100.00	AAA	2,047,342
	5.000%, 12/15/35
5,015	Total Utilities			5,579,536
	Water and Sewer – 1.0%
200	Buffalo Municipal Water Finance Authority, New York, Water System Revenue Bonds, Refunding	7/25 at 100.00	A	229,018
	Series 2015A, 5.000%, 7/01/29
275	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/18 at 100.00	AA+	326,802
	Bonds, Tender Option Bond Trust 2015-XF0097, 15.857%, 6/15/37 (IF)
475	Total Water and Sewer			555,820
$ 51,525	Total Long-Term Investments (cost $53,602,992)			55,909,880

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.9%

	MUNICIPAL BONDS – 0.9%

	Education and Civic Organizations – 0.9%
$ 500	Syracuse Industrial Development Agency, New York, Civic Facility Revenue, Syracuse University,	3/17 at 100.00	A-1+	500,000
	Variable Rate Demand Obligations, Series 2005B, 0.680%, 12/01/35 (7)
$ 500	Total Short-Term Investments (cost $500,000)			500,000
	Total Investments (cost $54,102,992) – 102.7%			56,409,880
	Floating Rate Obligations – (1.8)%			(1,005,000)
	Other Assets Less Liabilities – (0.9)%			(487,692)
	Net Assets – 100%		$ 54,917,188

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$55,909,880	$ —	$55,909,880
Short-Term Investments
Municipal Bonds	—	500,000	—	500,000
Total	$ —	$56,409,880	$ —	$56,409,880

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of December 31, 2016, the cost of investments was $53,077,300.
Gross unrealized appreciation and gross unrealized depreciation of investments as of December 31, 2016, were as follows:
Gross unrealized:
Appreciation	$2,488,867
Depreciation	(159,829)
Net unrealized appreciation (depreciation) of investments	$2,329,038

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group
(“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are
considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Step-up coupon. The rate shown is the coupon as of the end of the reporting period.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(7)	Investment has maturity of greater than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect as of the end of the reporting period.
This rate changes periodically based on market conditions or a specified market index.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New York Select Tax-Free Income Portfolio

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Vice President and Secretary

Date:         March 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz Chief Administrative Officer (principal executive officer)

Date:         March 1, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         March 1, 2017